Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Income Statement [Abstract]
NET REVENUES						$ 223,588	$ 415,996	$ 415,996
OPERATING EXPENSES:
Research and development	474,671	359,829	1,138,596	435,745	583,869	1,177,532	2,189,655	3,157,710
General and administrative	829,804	574,853	2,050,476	1,864,702	3,506,473	2,786,114	7,950,920	10,171,937
Total costs and expenses	1,304,475	934,682	3,189,072	2,300,447	4,090,342	3,963,646	10,140,575	13,329,647
LOSS FROM OPERATIONS	(1,304,475)	(934,682)	(3,189,072)	(2,300,447)	(4,090,342)	(3,740,058)	(9,724,579)	(12,913,651)
INTEREST & OTHER INCOME (EXPENSE)
Interest Expense	(268,353)	(111,932)	(1,141,471)	(217,382)	(1,518,420)	(1,015,203)	(2,729,599)	(3,871,067)
Other Income (Expense)					(11,862)	(128,977)	75,823	75,823
Change in fair value of warrant & derivative liabilities	671,943	51,287	572,370	205,171	485,006	444,135	882,174	1,454,544
Total interest & other income (expense)	403,590	(60,645)	(569,101)	(12,211)	(1,045,276)	(700,045)	(1,771,769)	(2,340,700)
NET LOSS	$ (900,885)	$ (995,327)	$ (3,758,173)	$ (2,312,658)	$ (5,135,618)	$ (4,440,103)	$ (11,496,178)	$ (15,254,351)
NET LOSS PER SHARE, BASIC	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.08)
COMMON SHARES OUTSTANDING - BASIC	397,175,440	101,415,191	380,084,393	94,635,577	140,710,454	52,691,358